13. Capital Stock (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Contributed capital
Payments made by a former CEO, Lei Pei, for Powerdyne acquisition	$175,000
Advances in connection with Sky Rover SPA for expenses incurred due to late closing of the Sky Rover SPA	139,885
Net receipts in connection with all outstanding issues with Mr. Lei Pei	40,540
$355,425